Major suppliers (Q3) (Details) - Inventory purchases - Supplier concentration risk	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Concentration risk percentage			74.00%	70.00%
Three vendors
Concentration Risk [Line Items]
Concentration risk percentage	78.00%
One vendor
Concentration Risk [Line Items]
Concentration risk percentage		85.00%